John Hancock Bond Fund Average Annual Total Returns - John Hancock Bond Fund Classes A C I R2 R4 and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	(1.07%)	2.08%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.31%	(2.58%)	0.55%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.06%	(1.39%)	0.94%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.60%	(0.96%)	1.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	0.04%	2.79%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	(0.35%)	2.40%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.59%	(0.08%)	2.66%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	0.15%	2.92%